[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08044
MORGAN STANLEY HIGH YIELD FUND, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 33RD FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31

Date of reporting period:	9/30/05

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley High Yield Fund, Inc.

Third Quarter Report

September 30, 2005 (unaudited)

Portfolio of Investments

(Showing Percentage of Total Value of Investments)

			Face
			Amount	Value
			(000)	(000)
CORPORATE BONDS AND NOTES (95.3%)
Aerospace (0.6%)
K&F Acquisition, Inc.
7.75%, 11/15/14			$570	$579
Broadcasting (0.3%)
Lin Television Corp.
6.50%, 5/15/13	(a)		195	186
Paxson Communications Corp., PIK,
14.25%,11/15/06				109
				295
Cable (6.4%)
Cablecom Luxembourg SCA
9.375%, 4/15/14	(a)	EUR	670	901
Cablevision Systems Corp.
7.89%, 4/1/09	(b)(c)		$775	798
Charter Communications Holdings LLC
9.625%, 11/15/09	(c)		100	85
10.25%, 1/15/10	(c)		222	185
Echostar DBS Corp.
6.625%, 10/1/14			775	771
Intelsat Bermuda Ltd.
7.805%, 1/15/12	(a)(b)		400	409
8.25%, 1/15/13	(a)		55	56
8.625%, 1/15/15	(a)		545	559
Kabel Deutschland GmbH	(a)
10.625%, 7/1/14			925	1,027
PanAmSat Corp.
9.00%, 8/15/14			621	658
Renaissance Media Group LLC
10.00%, 4/15/08	(d)		275	274
Satelites Mexicanos SA de CV, ‘B’
10.125%, 11/1/04	(e)		205	111
Telenet Group Holding NV
11.50%, 6/15/14	(a)(c)		495	407
				6,241
Chemicals (7.0%)
Cognis Deutschland GmbH & Co. KG
6.895%, 11/15/13	(a)(b)	EUR	540	672
Equistar Chemicals LP
10.125%, 9/1/08	(c)		$601	649
10.625%, 5/1/11	(c)		145	159
Huntsman Advanced Materials LLC
11.00%, 7/15/10			235	264
Huntsman International LLC
10.125%, 7/1/09			1	1
10.125%, 7/1/09		EUR	259	324
Innophos Investments Holdings, Inc.
10.268%, 2/15/15	(a)(b)		$280	267
Innophos, Inc.
8.875%, 8/15/14	(a)		250	257
ISP Chemco, Inc.
10.25%, 7/1/11	(c)		375	406
ISP Holdings, Inc.
10.625%, 12/15/09	(c)		330	351
Koppers, Inc.
9.875%, 10/15/13			175	194
Millennium America, Inc.
7.00%, 11/15/06	(c)		330	339
9.25%, 6/15/08	(c)		438	473
Nalco Co.
7.75%, 11/15/11	(c)		205	211
8.875%, 11/15/13			765	789
Rhodia SA
8.00%, 6/1/10		EUR	95	114
8.875%, 6/1/11	(a)		$805	765

Rockwood Specialties Group, Inc.
7.625%, 11/15/14	(a)	EUR	150	186
10.625%, 5/15/11			$405	443
				6,864
Consumer Products (3.2%)
Amscan Holdings, Inc.
8.75%, 5/1/14	(c)		330	290
Levi Strauss & Co.
8.254%, 4/1/12	(b)		1,230	1,233
Oxford Industries, Inc.
8.875%, 6/1/11			255	267
Rayovac Corp.
8.50%, 10/1/13			755	732
Spectrum Brands, Inc.
7.375%, 2/1/15			195	176
Tempur-Pedic, Inc.
10.25%, 8/15/10			364	399
				3,097
Diversified Media (4.3%)
Advanstar Communications, Inc.
10.75%, 8/15/10			100	112
AMC Entertainment, Inc.
8.04%, 8/15/10	(a)(c)		345	348
CanWest Media, Inc.
8.00%, 9/15/12			824	879
Dex Media East LLC
12.125%, 11/15/12	(c)		270	317
Dex Media West LLC
9.875%, 8/15/13			415	460
Houghton Mifflin Co.
8.25%, 2/1/11	(c)		245	254
9.875%, 2/1/13	(c)		700	746
Nebraska Book Co., Inc.
8.625%, 3/15/12			490	463
Primedia, Inc.
8.875%, 5/15/11	(c)		620	653
				4,232
Energy (9.0%)
CHC Helicopter Corp.
7.375%, 5/1/14	(a)		985	1,015
Chesapeake Energy Corp.
6.625%, 1/15/16			300	305
7.50%, 9/15/13	(c)		625	669
Citgo Petroleum Corp.
6.00%, 10/15/11	(c)		800	804
Compagnie Generale de Geophysique SA
7.50%, 5/15/15	(a)		220	230
El Paso Production Holding Co.
7.75%, 6/1/13	(c)		665	698
Hanover Compressor Co.
8.625%, 12/15/10			120	130
9.00%, 6/1/14	(c)		450	502
Hanover Equipment Trust
8.75%, 9/1/11			250	267
Hilcorp Energy I LP
10.50%, 9/1/10	(a)		730	807
Husky Oil Co.
8.90%, 8/15/28	(b)(c)		855	931
Magnum Hunter Resources, Inc.
9.60%, 3/15/12			231	251
Pacific Energy Partners LP
7.125%, 6/15/14			450	469
Pemex Project Funding Master Trust
9.125%, 10/13/10	(c)		345	405
Pogo Producing Company
6.875%, 10/1/17	(a)		495	504
Tesoro Corp.
9.625%, 4/1/12			200	221
Vintage Petroleum, Inc.
7.875%, 5/15/11		$545		572
				8,780
Financials (0.9%)
JSG Funding plc
10.125%, 10/1/12		EUR	196	256
Refco Finance Holdings LLC
9.00%, 8/1/12			$545	595
				851

Food & Drug (2.1%)
CA FM Lease Trust
8.50%, 7/15/17	(a)		598	668
Delhaize America, Inc.
8.125%, 4/15/11	(c)		440	479
Jean Coutu Group, Inc.
7.625%, 8/1/12			185	189
8.50%, 8/1/14	(c)		340	340
Rite Aid Corp.
8.125%, 5/1/10	(c)		385	395
				2,071
Food & Tobacco (3.5%)
Michael Foods, Inc.
8.00%, 11/15/13			405	416
Pilgrim’s Pride Corp.
9.25%, 11/15/13			215	237
9.625%, 9/15/11			935	1,010
RJ Reynolds Tobacco Holdings Inc.
6.50%, 7/15/10	(a)		500	501
Smithfield Foods, Inc.
7.00%, 8/1/11			970	994
7.625%, 2/15/08	(c)		265	276
				3,434
Forest Products (6.3%)
Abitibi-Consolidated, Inc.
6.00%, 6/20/13	(c)		705	622
Crown European Holdings SA
6.25%, 9/1/11		EUR	245	315
Georgia-Pacific Corp.
8.875%, 2/1/10	(c)		$1,115	1,249
Graham Packaging
8.50%, 10/15/12			195	195
9.875%, 10/15/14			810	782
Graphic Packaging International Corp.
9.50%, 8/15/13	(c)		670	633
Owens-Brockway
8.25%, 5/15/13			1,175	1,228
Owens-Illinois, Inc.
7.35%, 5/15/08	(c)		360	369
Pliant Corp.
11.125%, 9/1/09			115	100
13.00%, 6/1/10	(c)		472	226
Tembec Industries, Inc.
8.50%, 2/1/11	(c)		665	437
				6,156
Gaming & Leisure (5.8%)
Caesar’s Entertainment, Inc.
7.875%, 12/15/05			355	358
8.875%, 9/15/08			250	274
HMH Properties, Inc.
7.875%, 8/1/08			31	32
Host Marriott LP
6.375%, 3/15/15			760	741
7.125%, 11/1/13	(c)		700	719
Isle of Capri Casinos, Inc.
7.00%, 3/1/14			735	708
Las Vegas Sands Corp.
6.375%, 2/15/15			490	475
MGM Mirage
6.00%, 10/1/09	(c)		1,525	1,514
Station Casinos, Inc.
6.00%, 4/1/12			885	888
				5,709
Health Care (6.3%)
Amerisource Bergen Corp.
5.625%, 9/15/12	(a)		1,015	1,005
Community Health Systems, Inc.
6.50%, 12/15/12	(c)		410	413
Davita, Inc.
6.625%, 3/15/13			405	412
Fisher Scientific International, Inc.
6.125%, 7/1/15	(a)		155	156
6.75%, 8/15/14			275	289
Fresenius Medical Care Capital Trust II
7.875%, 2/1/08	(c)		490	510

HCA Inc.
8.70%, 2/10/10			265	291
8.75%, 9/1/10			205	227
HCA, Inc.
6.30%, 10/1/12			200	200
MedCath Holdings Corp.
9.875%, 7/15/12			500	547
National Nephrology Associates, Inc.
9.00%, 11/1/11	(a)(c)		100	112
Res-Care, Inc.
7.75%, 10/15/13	(a)		500	505
Tenet Healthcare Corp.
7.375%, 2/1/13			150	143
9.875%, 7/1/14			270	284
VWR International, Inc.
6.875%, 4/15/12			635	630
Warner Chilcott Corp.
8.75%, 2/1/15	(a)		485	468
				6,192
Housing (4.6%)
Associated Materials, Inc.
11.34%, 3/1/14	(d)		1,515	765
Goodman Global Holding Co., Inc.
6.41%, 6/15/12	(a)(b)		170	167
7.875%, 12/15/12	(a)		715	651
Interface, Inc.
7.30%, 4/1/08	(c)		135	136
9.50%, 2/1/14			535	538
10.375%, 2/1/10			165	179
Nortek, Inc.
8.50%, 9/1/14			750	694
RMCC Acquisition Co.
9.50%, 11/1/12	(a)		295	299
Technical Olympic USA, Inc.
7.50%, 1/15/15			130	118
9.00%, 7/1/10	(c)		518	538
10.375%, 7/1/12	(c)		380	402
				4,487
Information Technology (3.4%)
Iron Mountain, Inc.
7.75%, 1/15/15	(c)		375	383
8.625%, 4/1/13	(c)		595	626
Nortel Networks Corp. (Convertible)
4.25%, 9/1/08			550	520
Nortel Networks Ltd.
6.125%, 2/15/06	(c)		590	593
Samina-SCI Corp.
6.75%, 3/1/13			670	640
Sungard Data Systems, Inc.
8.525%, 8/15/13	(a)		45	47
9.125%, 8/15/13	(a)(b)		445	463
				3,272
Manufacturing (4.0%)
Hexcel Corp.
6.75%, 2/1/15			485	483
Johnsondiversey, Inc.
9.625%, 5/15/12			511	512
9.625%, 5/15/12		EUR	235	292
Manitowoc Co., Inc.
10.375%, 5/15/11			768	1,016
NMHG Holding Co.
10.00%, 5/15/09			$853	917
Propex Fabrics, Inc.
10.00%, 12/1/12	(c)		410	380
Trimas Corp.
9.875%, 6/15/12	(c)		337	278
				3,878
Metals (2.5%)
Foundation PA Coal Co.
7.25%, 8/1/14			170	178
General Cable Corp.
9.50%, 11/15/10			255	270
Glencore Nickel Property Ltd.
9.00%, 12/1/14	(f)		515	—	@
Murrin Murrin Holding Ltd.
9.375%, 8/31/07	(e)(f)		1,595	—	@

Novelis, Inc.
7.25%, 2/15/15	(a)		815	774
Republic Technologies International LLC
13.75%, 7/15/09	(e)(f)		720	—	@
UCAR Finance, Inc.
10.25%, 2/15/12			530	571
United States Steel Corp.
9.75%, 5/15/10	(c)		555	612
				2,405
Retail (1.9%)
Brown Shoe Company Inc.
8.75%, 5/1/12			415	440
General Nutrition Centers, Inc.
8.50%, 12/1/10	(c)		270	231
Petro Stopping Centers LP
9.00%, 2/15/12			710	703
Phillips-Van Heusen
7.25%, 2/15/11			475	480
				1,854
Services (3.1%)
Allied Waste North America
6.375%, 4/15/11	(c)		220	212
7.25%, 3/15/15	(a)		475	470
8.50%, 12/1/08			265	278
8.875%, 4/1/08	(c)		526	551
Buhrmann US, Inc.
7.875%, 3/1/15			195	197
8.25%, 7/1/14			625	642
MSW Energy Holdings II LLC
7.375%, 9/1/10	(c)		495	516
MSW Energy Holdings LLC
8.50%, 9/1/10	(c)		105	113
				2,979
Telecommunications (3.7%)
AXtel SA
11.00%, 12/15/13	(c)		745	840
Esprit Telecommunications Group plc
11.50%, 12/15/07	(f)	EUR	665	—	@
Exodus Communications Inc.
11.625%, 7/15/10	(e)(f)		$1,082	—	@
Qwest Communications International, Inc.
7.268%, 2/15/09	(b)		515	511
Qwest Corp.
5.625%, 11/15/08	(c)		115	114
Qwest Services Corp.
13.50%, 12/15/10			1,680	1,932
14.00%, 12/15/14			185	225
Rhythms NetConnections, Inc.
13.50%, 5/15/08	(e)(f)		2,591	—	@
14.00%, 2/15/10	(e)(f)		1,476	—	@
				3,622
Transportation (6.3%)
Amsted Industries, Inc.
10.25%, 10/15/11	(a)		765	838
ArvinMeritor, Inc.
8.75%, 3/1/12			225	222
Ford Motor Credit Co.
5.625%, 10/1/08	(c)		515	487
5.80%, 1/12/09			535	499
General Motors Acceptance Corp.
4.375%, 12/10/07			585	551
6.875%, 9/15/11			365	332
6.875%, 8/28/12			105	94
Hertz Corporation
7.40%, 3/1/11			130	126
7.625%, 6/1/12			390	375
Lear Corp.
8.11%, 5/15/09			745	741
Sonic Automotive, Inc.
8.625%, 8/15/13	(c)		1,250	1,244
TRW Automotive, Inc.
9.375%, 2/15/13			607	662
				6,171
Utilities (7.6%)
AES Corp. (The)
7.75%, 3/1/14	(c)		300	320

8.875%, 2/15/11		59	64
9.00%, 5/15/15	(a)(c)	570	629
9.375%, 9/15/10		88	98
CMS Energy Corp.
7.50%, 1/15/09		560	589
Dynegy Holdings, Inc.
6.875%, 4/1/11	(c)	578	568
9.875%, 7/15/10	(a)(c)	440	482
Ipalco Enterprises, Inc.
8.625%, 11/14/11		165	184
Monongahela Power Co.
5.00%, 10/1/06	(c)	570	571
Nevada Power Co.
8.25%, 6/1/11		355	396
9.00%, 8/15/13	(c)	306	341
Northwest Pipeline Corp.
8.125%, 3/1/10	(c)	115	123
Ormat Funding Corp.
8.25%, 12/30/20	(c)	771	780
PSEG Energy Holdings LLC
8.625%, 2/15/08	(c)	541	568
Reliant Energy, Inc.
6.75%, 12/15/14		465	459
Southern Natural Gas Co.
8.875%, 3/15/10		235	255
Williams Cos., Inc.
7.875%, 9/1/21	(c)	875	967
			7,394
Wireless Communications (2.5%)
Rogers Wireless Communications, Inc.
7.50%, 3/15/15
Rural Cellular Corp
9.625%, 5/15/08		300	303
Rural Cellular Corp.
7.91%, 3/15/10	(b)(c)	305	316
SBA Communications Corp.
8.50%, 12/1/12		635	694
9.75%, 12/15/11	(d)	576	525
UbiquiTel Operating Co.
9.875%, 3/1/11		505	563
			2,401
TOTAL CORPORATE BONDS AND NOTES (Cost $95,918)			92,964

		Shares
COMMON STOCKS (0.0%)
Broadcasting (0.0%)
Paxson Communications Corp.	(g)	35,921	2
Telecommunications (0.0%)
Viatel Holding Bermuda Ltd.	(g)	1,105	—	@
TOTAL COMMON STOCKS (Cost $1,950)			2

No. of Warrants
WARRANTS (0.0%)
Utilities (0.0%)
SW Acquisition LP, expiring 4/1/11 (Cost $45)	(a)(g)	1,677	40

		Face Amount (000)
SHORT-TERM INVESTMENT (4.7%)
Repurchase Agreement (4.7%)
J.P. Morgan Securities, Inc., 3.70%, dated 9/30/05, due 10/3/05 repurchase price $4,591 (Cost $4,590)	(h)	$4,590	4,590
TOTAL INVESTMENTS +(100%) (Cost $102,503)			97,596
LIABILITIES IN EXCESS OF OTHER ASSETS			(19,034)
NET ASSETS (100%)			$78,562

(a)                                  144A Security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)                                 Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rates.  The rates shown are those in effect on September 30, 2005.

(c)                                  Denotes all or a portion of securities subject to repurchase under the Reverse Repurchase Agreements as of September 30, 2005.

(d)                                 Step Bond - coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2005. Maturity date disclosed is ultimate maturity.

(e)                                  Security is in default.

(f)                                    Security was valued at fair value. At September 30, 2005, the Fund held fair valued securities, each valued at less than $500, representing less than 0.05% of net assets.

(g)                                 Non-income producing.

(h)                                 Represents the Fund’s undivided interest in a joint repurchase agreement which has a total value of $633,510,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corporation: 0.00% to 4.20%, due 12/1/05 to 5/27/11; Federal National Mortgage Association: 0.00% to 5.50%, due 10/7/05 to 1/12/15; Federal Farm Credit Bank: 0.00% to 5.50%, due 10/7/05 to 8/17/20; Federal Home Loan Bank: 0.00% to 5.375%, due 3/28/06 to 8/15/19; and Tennessee Valley Authority: 4.375% to 7.125%, due 11/13/08 to 1/15/38, which had a total value of $646,181,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Fund from the SEC.

+                                         At September 30, 2005, the U.S. Federal income tax cost basis of investments was approximately $102,503,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $4,907,000 of which $3,259,000 related to appreciated securities and $8,166,000 related to depreciated securities.

@                                    Value/Face Amount is less than $500.

EUR                        Euro

PIK                            Payment-in-kind.  Income may be paid in additional securities or cash at the discretion of the issuer.

Foreign Currency Exchange Contracts Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver		Value	Settlement	In Exchange For		Value	Net Unrealized Appreciation (Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
EUR	298	$358	10/26/05	USD	362	$362	$4
EUR	461	555	10/26/05	USD	562	562	7
EUR	884	1,064	10/26/05	USD	1,075	1,075	11
EUR	1,701	2,047	10/26/05	USD	2,070	2,070	23
		$4,024				$4,069	$45

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley High Yield Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 21, 2005

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 21, 2005